Capital Leases (Details Narrative) - USD ($)			9 Months Ended		12 Months Ended
	Aug. 26, 2014	May 22, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Salvage value of property, plant and equipment			$ 0		$ 0
Depreciation			$ 193,775	$ 607,465	586,502	$ 475,784
Lease Termination Agreement [Member]
Carrying value of assets under capital leases					41,791
Depreciation					3,895
Lease Termination Agreement [Member] | Full Circle MFG Group, Inc [Member] | GlyEco Acquisition Corp. #4 [Member] | Equipment Lease Property [Member]
Lease payment					$ 32,900
Frequency of lease payment					Monthly
Lease term					5 years
Payment to acquire equipment					$ 200,000
Net present value of the equipment					$ 1,714,974
Discount rate					9.00%
Salvage value of property, plant and equipment					$ 0
Gain on termination of agreement					$ 900,000
Lease Termination Agreement [Member] | Full Circle MFG Group, Inc [Member] | GlyEco Acquisition Corp. #4 [Member] | Equipment Lease Property [Member] | Minimum [Member]
Estimated useful life					5 years
Lease Termination Agreement [Member] | Full Circle MFG Group, Inc [Member] | GlyEco Acquisition Corp. #4 [Member] | Equipment Lease Property [Member] | Maximum [Member]
Estimated useful life					25 years
Capital Equipment Lease Agreement [Member] | Balboa Capital [Member] | Carbon Vessels Lease Property [Member]
Lease payment		$ 1,030
Frequency of lease payment		monthly
Lease term		2 years
Payment to acquire equipment		$ 1
Net present value of the equipment		$ 22,154
Discount rate		11.00%
Estimated useful life		10 years
Salvage value of property, plant and equipment		$ 0
Capital Equipment Lease Agreement [Member] | De Lage Laden [Member] | Forklift Lease Property [Member]
Lease payment	$ 347
Frequency of lease payment	monthly
Lease term	5 years
Payment to acquire equipment	$ 1
Net present value of the equipment	$ 25,200
Discount rate	4.00%
Estimated useful life	15 years
Salvage value of property, plant and equipment	$ 0